ACQUISITIONS AND DIVESTITURES - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2021
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill	$ 513,312	$ 497,453	$ 511,333
Legacy Dole
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets, less inventory and cash acquired		617,552
Inventory		256,979
Property, plant and equipment		1,262,914
Intangible assets		310,659		$ 310,700
Other assets		423,855
Goodwill		273,274		$ 273,300
Current liabilities, less current portion of debt		(664,464)
Debt		(1,392,343)
Other liabilities		(618,495)
Assets and liabilities acquired		469,931
Noncontrolling interests assumed		(9,618)
Net assets and liabilities acquired		$ 460,313